Summary of Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Jun. 30, 2023 shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2023 shares	Feb. 28, 2022 $ / shares	Dec. 31, 2021 USD ($) shares	Oct. 31, 2021 $ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Conversion ratio				0.8035		0.8035
Par value per share (in Dollars per share) | $ / shares	$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock shares, authorized (in Shares)	10,000,000			10,000,000		10,000,000
Common stock shares, authorized (in Shares)	300,000,000			300,000,000		300,000,000
Excess of insured amounts | $						$ 2,465,719			$ 7,715,861
Goods or services expected term						1 year
Delivery revenue | $				$ 111,784	$ 35,049	$ 54,423
Branding fees | $				$ 45,250	25,640	$ 53,575
Short-term leases term						12 years
Maximum tax benefit percentage						50.00%
Minimum tax benefit percentage						50.00%
Restricted stock considered issued (in Shares)						417,301
Revenue percentage				68.00%
Other revenue | $				$ 7,792
Advertising expense | $	$ 0	$ 47,700		$ 184,000	$ 144,000
(in Shares)				4,372,601
Aggregate shares of common stock (in Shares)	7,978,616			7,978,616			7,978,616
Preferred stock converted into warrants (in Shares)	128,819			128,819
Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares, authorized (in Shares)						300,000,000
Patricia Acquisition Corp.[Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Preferred stock shares, authorized (in Shares)			10,000,000			10,000,000			10,000,000
Common stock shares, authorized (in Shares)			50,000,000			50,000,000			50,000,000
Smaller reporting company, description			(1) the market value of the ordinary shares held by non-affiliates equals or exceeds $250 million as of the prior June 30, and (2) the annual revenues equaled or exceeded $100 million during such completed fiscal year or the market value of the ordinary shares held by non-affiliates equals or exceeds $700 million as of the prior June 30.			(1) the market value of the ordinary shares held by non-affiliates equals or exceeds $250 million as of the prior June 30, and (2) the annual revenues equaled or exceeded $100 million during such completed fiscal year or the market value of the ordinary shares held by non-affiliates equals or exceeds $700 million as of the prior June 30.
Series Seed Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Par value per share (in Dollars per share) | $ / shares								$ 3.8814		$ 3.8814
Preferred stock shares, authorized (in Shares)	0			0		4,008,079
Outstanding shares (in Shares)						7,987,195
Office Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Straight-line method over the estimated useful life						3 years
Office Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Straight-line method over the estimated useful life						5 years
Current Robot Assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Straight-line method over the estimated useful life						2 years